PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The company's property and equipment consist of the following:

US$ MILLIONS	Computers and office equipment	Furniture and fixtures	Leasehold improvements	ROU asset	Total
Cost
As at December 31, 2021	$1	$—	$—	$1	$2
Acquisitions through business combinations	73	2	100	—	175
Additions	25	—	15	1	41
Disposals	(9)	—	(8)	—	(17)
As at December 31, 2022	$90	$2	$107	$2	$201

Accumulated depreciation
As at December 31, 2021	$—	$—	$—	$—	$—
Depreciation	(2)	—	(3)	—	(5)
Disposals	(2)	—	—	—	(2)
As at December 31, 2022	$(4)	$—	$(3)	$—	$(7)

Carrying amount
December 31, 2021	$1	$—	$—	$1	$2
December 31, 2022	$86	$2	$104	$2	$194